UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Pittsburgh, Pennsylvania        November 14, 2007

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $726,888,881

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

180 Connect Inc.             Com    682343108     3,653,723  1,338,360  Sole         1,337,850       510
Acergy S.A.                  Com    00443E104     8,531,236    287,247  Sole                 0   287,247
Acusphere Inc.               Com    00511R870     6,565,459  2,666,762  Sole         2,666,762         0
American Axle & Mfg. Holding Com    024061103     9,334,290    369,675  Sole                 0   369,675
American International Group Com    026874107    10,843,464    160,288  Sole                 0   160,288
Bank of New York Mellon Corp Com    064058100    14,089,532    319,201  Sole           132,200   187,001
Barrick Gold Corp.           Com    067901108    34,218,262    849,510  Sole           639,300   210,210
Calamp Corp.                 Com    128126109     5,663,865  1,641,700  Sole         1,641,700         0
Cisco Systems                Com    17275R102    31,526,945    951,616  Sole           500,800   450,816
Citigroup Inc.               Com    172967101     5,902,421    126,471  Sole                 0   126,471
Coca Cola Co.                Com    191216100     9,220,366    160,438  Sole                 0   160,438
Cooper Tire & Rubber         Com    216831107    11,684,944    478,891  Sole                 0   478,891
Covidien Ltd.                Com    G2552X108    16,622,327    400,538  Sole           288,875   111,663
Direct TV Group              Com    25459L106    61,938,185  2,550,996  Sole         2,033,200   517,796
Ditech Networks Inc.         Com    25500T108     7,056,014  1,338,902  Sole         1,338,902         0
Ebay Inc.                    Com    278642103     7,349,807    188,360  Sole                 0   188,360
Exxon Mobil Corp.            Com    30231G102       327,292      3,536  Sole                 0     3,536
Fairchild Semiconductor      Com    303726103     4,162,745    222,845  Sole                 0   222,845
FiberTower Corp.             Com    31567R100     9,943,758  2,589,520  Sole         1,806,218   783,302
First Marblehead Corp.       Com    320771108    36,709,982    967,835  Sole           713,100   254,735
General Electric             Com    369604103    15,252,034    368,407  Sole                 0   368,407
Helix Energy Solutions       Com    42330P107    43,845,256  1,032,625  Sole           657,900   374,725
Magellan Health Services - N Com    559079207    45,848,260  1,129,824  Sole           830,200   299,624
Microsoft Corp.              Com    594918104     8,955,692    303,995  Sole                 0   303,995
Motorola                     Com    620076109     5,054,428    272,770  Sole                 0   272,770
Municipal Mtg & Eqty         Com    62624B101       681,300     30,000  Sole                 0    30,000
NCR Corp.                    Com    62886E108    11,700,460    234,949  Sole                 0   234,949
Newell Rubbermaid Inc.       Com    651229106     7,001,243    242,930  Sole                 0   242,930
Nokia Corp.                  Com    654902204     9,286,971    244,845  Sole                 0   244,845
North Pittsburgh Systems Inc Com    661562108     8,039,624    338,368  Sole           337,200     1,168
Peak International Ltd.      Com    G69586108     2,817,682  1,039,735  Sole                 0 1,039,735
Pfizer Inc.                  Com    717081103    23,367,979    956,528  Sole           589,700   366,828
Pharmion Corp.               Com    71715B409    52,945,649  1,147,500  Sole           738,000   409,500
Plato Learning Inc.          Com    72764Y100    11,042,703  2,921,350  Sole         2,000,200   921,150
Quantum Corporation          Com    747906204    10,103,355  2,971,575  Sole         1,253,100 1,718,475
Radyne Corp.                 Com    750611402     2,107,776    199,600  Sole           157,300    42,300
Sanofi Aventis               Com    80105N105    16,245,799    382,975  Sole           191,000   191,975
Spectrum Control             Com    847615101     1,615,273    111,475  Sole                 0   111,475
Sprint Nextel                Com    852061100    63,522,690  3,343,299  Sole         2,389,000   954,299
Time Warner Inc.             Com    887317105     1,622,198     88,355  Sole                 0    88,355
Tollgrade Communications     Com    889542106       585,118     57,818  Sole                 0    57,818
Tyco Electronics Ltd.        Com    G9144P105     3,859,780    108,941  Sole                 0   108,941
Tyco International Ltd.      Com    G9143X208    10,424,450    235,103  Sole           124,000   111,103
Wal-Mart Stores              Com    931142103    33,513,711    767,783  Sole           510,800   256,983
Wilsons The Leather Experts  Com    972463103    16,000,940 13,121,671  Sole        12,014,666 1,107,005
Winn-Dixie Stores            Com    974280307    20,436,155  1,091,675  Sole           668,200   423,475
WSFS Financial               Com    929328102     8,461,537    135,602  Sole                 0   135,602

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